Loans_Details Of Loans For Other Banks(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Details Of Loans Other Than Banks Line Items [Line Items]
Loans Other Than Banks	₩ 5,314,500	₩ 5,542,923
Loans
Details Of Loans Other Than Banks Line Items [Line Items]
Loans Other Than Banks	5,314,577	5,542,989
Less: Allowances
Details Of Loans Other Than Banks Line Items [Line Items]
Loans Other Than Banks	₩ (77)	₩ (66)